Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Prepaid Expense And Other Assets Current [Abstract]
Insurance premiums	$ 175	$ 140	$ 421
Sublease income	127
Financing costs	80		70
Security deposit	50	51	50
Income tax and VAT receivable	31	579	29
Other	201	128	130
Total prepaid expenses and other current assets	$ 664	$ 898	$ 700